Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value
Aerospace & Defense — 1.8%
Huntington Ingalls Industries, Inc.	126,164	$ 35,323,397
		$ 35,323,397
Banks — 6.4%
JPMorgan Chase & Co.	458,381	$ 97,543,477
M&T Bank Corp.(1)	118,490	20,400,423
Wells Fargo & Co.	145,704	8,646,075
		$ 126,589,975
Beverages — 1.5%
Constellation Brands, Inc., Class A	123,620	$ 30,306,679
		$ 30,306,679
Biotechnology — 3.4%
AbbVie, Inc.(1)	251,934	$ 46,688,409
Neurocrine Biosciences, Inc.(2)	142,223	20,134,510
		$ 66,822,919
Building Products — 1.9%
Johnson Controls International PLC	535,138	$ 38,283,773
		$ 38,283,773
Capital Markets — 4.3%
Charles Schwab Corp.	805,123	$ 52,485,969
Interactive Brokers Group, Inc., Class A	94,670	11,291,291
S&P Global, Inc.	42,336	20,521,529
		$ 84,298,789
Chemicals — 2.6%
FMC Corp.	360,011	$ 21,010,242
Linde PLC	68,569	31,096,041
		$ 52,106,283
Communications Equipment — 1.1%
Cisco Systems, Inc.	428,961	$ 20,783,160
		$ 20,783,160
Consumer Staples Distribution & Retail — 3.4%
BJ's Wholesale Club Holdings, Inc.(1)(2)	491,961	$ 43,272,890
Dollar Tree, Inc.(1)(2)	224,331	23,406,696
		$ 66,679,586
Security	Shares	Value
Containers & Packaging — 1.1%
Ball Corp.	329,543	$ 21,034,730
		$ 21,034,730
Electric Utilities — 4.1%
NextEra Energy, Inc.(1)	752,019	$ 57,446,732
Xcel Energy, Inc.	387,726	22,596,671
		$ 80,043,403
Electrical Equipment — 3.2%
Eaton Corp. PLC	97,431	$ 29,695,995
Emerson Electric Co.	286,466	33,548,033
		$ 63,244,028
Electronic Equipment, Instruments & Components — 1.9%
Zebra Technologies Corp., Class A(1)(2)	108,140	$ 37,977,687
		$ 37,977,687
Energy Equipment & Services — 1.5%
Schlumberger NV(1)	604,362	$ 29,184,641
		$ 29,184,641
Entertainment — 3.0%
TKO Group Holdings, Inc.	198,430	$ 21,698,320
Walt Disney Co.	401,710	37,636,210
		$ 59,334,530
Financial Services — 0.2%
Fidelity National Information Services, Inc.(1)	60,039	$ 4,612,796
		$ 4,612,796
Food Products — 1.3%
General Mills, Inc.	210,449	$ 14,129,546
Hershey Co.	61,497	12,144,427
		$ 26,273,973
Ground Transportation — 1.2%
CSX Corp.	676,538	$ 23,746,484
		$ 23,746,484
Health Care Equipment & Supplies — 1.6%
Boston Scientific Corp.(1)(2)	415,032	$ 30,662,564
		$ 30,662,564
Health Care Providers & Services — 1.8%
McKesson Corp.	31,370	$ 19,355,917

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	29,167	$ 16,804,859
		$ 36,160,776
Hotels, Restaurants & Leisure — 0.5%
McDonald's Corp.	36,848	$ 9,779,459
		$ 9,779,459
Household Products — 1.4%
Clorox Co.	213,015	$ 28,103,069
		$ 28,103,069
Industrial Conglomerates — 2.4%
3M Co.(1)	374,265	$ 47,737,501
		$ 47,737,501
Industrial REITs — 1.0%
First Industrial Realty Trust, Inc.	367,844	$ 20,128,424
		$ 20,128,424
Insurance — 6.1%
American International Group, Inc.	575,575	$ 45,602,807
Arch Capital Group Ltd.(2)	193,119	18,496,938
Reinsurance Group of America, Inc.(1)	246,063	55,469,982
		$ 119,569,727
Interactive Media & Services — 1.3%
Alphabet, Inc., Class C(1)	144,987	$ 25,104,499
		$ 25,104,499
Leisure Products — 2.4%
Hasbro, Inc.(1)	735,481	$ 47,409,105
		$ 47,409,105
Life Sciences Tools & Services — 4.4%
Mettler-Toledo International, Inc.(2)	18,723	$ 28,478,245
Thermo Fisher Scientific, Inc.	95,542	58,599,730
		$ 87,077,975
Machinery — 3.3%
Toro Co.	307,894	$ 29,474,693
Westinghouse Air Brake Technologies Corp.	214,363	34,544,597
		$ 64,019,290
Metals & Mining — 1.8%
Alcoa Corp.	624,832	$ 20,644,449
Security	Shares	Value
Metals & Mining (continued)
Steel Dynamics, Inc.	115,106	$ 15,334,422
		$ 35,978,871
Multi-Utilities — 2.6%
CMS Energy Corp.	464,732	$ 30,114,633
Sempra	254,764	20,396,406
		$ 50,511,039
Oil, Gas & Consumable Fuels — 6.1%
Chevron Corp.(1)	371,274	$ 59,578,339
ConocoPhillips(1)	338,008	37,586,489
EOG Resources, Inc.	186,306	23,623,601
		$ 120,788,429
Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	692,564	$ 32,938,344
Johnson & Johnson	85,100	13,433,035
Sanofi SA	319,201	32,907,221
Zoetis, Inc.	164,438	29,605,417
		$ 108,884,017
Professional Services — 1.2%
Robert Half, Inc.	375,105	$ 24,077,990
		$ 24,077,990
Residential REITs — 4.0%
Invitation Homes, Inc.	921,481	$ 32,500,635
Mid-America Apartment Communities, Inc.	326,471	45,630,852
		$ 78,131,487
Semiconductors & Semiconductor Equipment — 5.6%
Micron Technology, Inc.	460,586	$ 50,581,555
ON Semiconductor Corp.(2)	412,584	32,284,698
Texas Instruments, Inc.	138,188	28,164,096
		$ 111,030,349
Specialty Retail — 1.4%
Lithia Motors, Inc.	62,680	$ 17,320,364
Lowe's Cos., Inc.	44,799	10,998,603
		$ 28,318,967

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.	31,175	$ 6,923,344
		$ 6,923,344
Total Common Stocks (identified cost $1,427,902,003)		$1,947,043,715

Corporate Bonds — 20.9%
Security	Principal Amount (000's omitted)	Value
Banks — 14.0%
Australia & New Zealand Banking Group Ltd., 6.75% to 6/15/26(3)(4)(5)	$1,110	$ 1,121,625
Banco Bilbao Vizcaya Argentaria SA:
6.125% to 11/16/27(4)(5)	5,600	5,282,304
9.375% to 3/19/29(4)(5)	4,400	4,755,181
Banco Davivienda SA, 6.65% to 4/22/31(3)(4)(5)	1,800	1,393,337
Banco de Credito e Inversiones SA, 8.75% to 2/8/29(3)(4)(5)	3,020	3,180,679
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	4,421	4,357,170
7.625% to 1/10/28(3)(4)(5)	2,101	2,102,693
8.375% to 10/14/30(3)(4)(5)	2,300	2,367,586
Banco Santander SA, 9.625% to 5/21/33(4)(5)	10,800	12,353,688
Bank of America Corp., Series TT, 6.125% to 4/27/27(4)(5)	11,331	11,379,848
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(5)	11,692	12,063,700
Bank of New York Mellon Corp., Series G, 4.70% to 9/20/25(4)(5)	684	674,035
Bank of Nova Scotia:
4.90% to 6/4/25(4)(5)	3,300	3,248,525
8.00% to 1/27/29, 1/27/84(5)	2,365	2,482,949
8.625% to 10/27/27, 10/27/82(5)	7,900	8,388,228
Barclays PLC:
6.125% to 12/15/25(4)(5)	7,552	7,464,823
8.00% to 3/15/29(4)(5)	7,020	7,227,427
BBVA Bancomer SA, 8.45% to 6/29/33, 6/29/38(3)(5)	1,800	1,901,837
BNP Paribas SA:
4.625% to 2/25/31(3)(4)(5)	2,362	1,984,202
7.75% to 8/16/29(3)(4)(5)	4,890	5,048,914
Citigroup, Inc., Series W, 4.00% to 12/10/25(4)(5)	18,021	17,296,889
CoBank ACB, 7.25% to 7/1/29(4)(5)	4,720	4,829,882
Discover Bank, 5.974%, 8/9/28	2,450	2,458,425
Farm Credit Bank of Texas, 7.75% to 6/15/29(4)(5)	5,268	5,377,405
HSBC Holdings PLC, 4.60% to 12/17/30(4)(5)	10,317	8,969,428
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	$7,374	$ 7,100,005
ING Groep NV, 6.50% to 4/16/25(4)(5)	9,405	9,381,113
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(4)(5)	15,209	14,480,391
NatWest Group PLC:
4.60% to 6/28/31(4)(5)	1,477	1,214,276
6.00% to 12/29/25(4)(5)	3,129	3,096,438
8.00% to 8/10/25(4)(5)	1,403	1,419,426
PNC Financial Services Group, Inc., Series U, 6.00% to 5/15/27(4)(5)	5,000	4,942,011
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(5)	6,960	7,245,624
Societe Generale SA:
5.375% to 11/18/30(3)(4)(5)	9,541	7,965,950
9.375% to 11/22/27(3)(4)(5)	1,350	1,388,020
10.00% to 11/14/28(3)(4)(5)	2,200	2,328,293
Standard Chartered PLC, 4.75% to 1/14/31(3)(4)(5)	4,440	3,736,916
State Street Corp., Series J, 6.70% to 9/15/29(4)(5)	4,700	4,705,724
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(4)(5)	7,340	7,412,659
Swedbank AB, Series NC5, 5.625% to 9/17/24(4)(5)(6)	4,600	4,598,850
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(5)	11,275	11,783,491
Truist Financial Corp.:
Series P, 4.95% to 9/1/25(4)(5)	1,900	1,866,986
Series Q, 5.10% to 3/1/30(4)(5)	5,618	5,275,297
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	1,499	1,256,081
4.875% to 2/12/27(3)(4)(5)	5,500	5,193,515
6.875% to 8/7/25(4)(5)(6)	2,675	2,669,984
9.25% to 11/13/33(3)(4)(5)	4,480	5,081,014
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(3)(5)	7,295	7,578,792
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(4)(5)	17,645	16,936,580
		$ 276,368,216
Capital Markets — 0.6%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(5)	$910	$ 908,472
Charles Schwab Corp.:
Series G, 5.375% to 6/1/25(4)(5)	4,750	4,706,288
Series I, 4.00% to 6/1/26(4)(5)	7,612	7,117,903
		$ 12,732,663
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, 3/10/55(5)	$2,010	$ 2,033,362

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Air Lease Corp., Series B, 4.65% to 6/15/26(4)(5)	$6,530	$ 6,319,408
Ally Financial, Inc., 6.70%, 2/14/33	2,420	2,488,941
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(4)(5)	9,955	9,755,900
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(4)(5)	2,007	1,881,511
Series W, 7.50% to 2/10/29(4)(5)	4,975	5,217,004
Unifin Financiera SAB de CV:
7.375%, 2/12/26(3)(7)(8)	2,410	0
7.375%, 2/12/26(3)(7)(8)	2,410	0
		$ 27,696,126
Electric Utilities — 0.4%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(4)(5)	$1,933	$ 1,844,028
Edison International, Series B, 5.00% to 12/15/26(4)(5)	1,455	1,401,971
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	5,475	5,466,795
		$ 8,712,794
Financial Services — 0.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(4)(5)	$2,800	$ 2,575,815
		$ 2,575,815
Food Products — 0.5%
Land O' Lakes, Inc., 8.00%(3)(4)	$11,397	$ 10,129,084
		$ 10,129,084
Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(5)	$5,554	$ 5,082,788
		$ 5,082,788
Insurance — 2.0%
Allianz SE, 3.50% to 11/17/25(3)(4)(5)	$5,800	$ 5,504,603
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(5)	7,050	7,179,347
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(3)(5)	2,210	2,248,317
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(5)	12,676	11,868,187
QBE Insurance Group Ltd., 5.875% to 5/12/25(3)(4)(5)	12,035	11,953,958
		$ 38,754,412
Oil and Gas — 0.6%
BP Capital Markets PLC, 6.45% to 12/1/33(4)(5)	$6,770	$ 7,003,836
Security	Principal Amount (000's omitted)	Value
Oil and Gas (continued)
Petroleos Mexicanos, 6.50%, 3/13/27	$5,300	$ 5,100,567
		$ 12,104,403
Pipelines — 0.6%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(5)	$11,320	$ 11,900,195
		$ 11,900,195
Telecommunications — 0.4%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(3)(5)	$7,540	$ 7,315,352
		$ 7,315,352
Total Corporate Bonds (identified cost $410,767,785)		$ 413,371,848

Exchange-Traded Funds — 0.8%
Security	Shares	Value
Equity Funds — 0.8%
Global X U.S. Preferred ETF	821,486	$ 16,224,349
Total Exchange-Traded Funds (identified cost $19,117,161)		$ 16,224,349

Preferred Stocks — 1.9%
Security	Shares	Value
Banks — 0.1%
Citizens Financial Group, Inc., 7.375%	94,474	$ 2,414,755
Farm Credit Bank of Texas, 9.611%, (3 mo. SOFR + 4.01%)(3)(9)	8,283	840,725
		$ 3,255,480
Capital Markets — 0.3%
Affiliated Managers Group, Inc., 4.75%	281,231	$ 5,357,450
		$ 5,357,450
Electric Utilities — 0.8%
Brookfield BRP Holdings Canada, Inc.:
4.625%	247,187	$ 3,858,589
7.25%	193,316	4,852,231
SCE Trust III, Series H, 8.591%, (3 mo. SOFR + 3.25%)(9)	116,693	2,939,497

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
SCE Trust IV, Series J, 5.375% to 9/15/25(5)	24,025	$ 575,639
SCE Trust V, Series K, 5.45% to 3/15/26(5)	130,020	3,151,685
		$ 15,377,641
Insurance — 0.5%
American National Group, Inc., Series B, 6.625% to 9/1/25(5)	222,346	$ 5,525,298
Athene Holding Ltd., Series C, 6.375% to 6/30/25(5)	163,096	4,048,043
		$ 9,573,341
Wireless Telecommunication Services — 0.2%
U.S. Cellular Corp., 5.50%	196,865	$ 4,016,046
		$ 4,016,046
Total Preferred Stocks (identified cost $40,892,539)		$ 37,579,958

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(10)	7,083,918	$ 7,083,918
Total Short-Term Investments (identified cost $7,083,918)		$ 7,083,918
Total Investments — 122.7%(11) (identified cost $1,905,763,406)		$2,421,303,788
Other Assets, Less Liabilities — (22.7)%		$ (447,938,286)
Net Assets — 100.0%		$1,973,365,502
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at July 31, 2024 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at July 31, 2024 was $374,601,368 and the total market value of the collateral received by State Street Bank and Trust Company was $381,986,460 comprised of cash.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $117,602,750 or 6.0% of the Fund's net assets.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $7,268,834 or 0.4% of the Fund's net assets.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(8)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(11)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	89.3%	$2,162,057,789
Canada	3.5	83,688,467
United Kingdom	1.4	33,128,734
Spain	0.9	22,391,173
France	0.8	18,715,379
Mexico	0.6	15,829,853
Switzerland	0.6	14,200,594
Australia	0.5	13,075,583
Netherlands	0.4	9,381,113
Italy	0.3	7,578,792
Japan	0.3	7,412,659
Germany	0.2	5,504,603
Sweden	0.2	4,598,850
Chile	0.1	3,180,679
Ireland	0.1	2,941,834
Colombia	0.1	1,393,337
Exchange-Traded Funds	0.7	16,224,349
Total Investments	100.0%	$2,421,303,788
Abbreviations:
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at July 31, 2024.
Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,083,918, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$16,799,199	$347,704,822	$(357,420,103)	$ —	$ —	$7,083,918	$742,776	7,083,918
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 84,439,029	$ —	$ —	$ 84,439,029
Consumer Discretionary	85,507,531	—	—	85,507,531
Consumer Staples	151,363,307	—	—	151,363,307
Energy	149,973,070	—	—	149,973,070
Financials	335,071,287	—	—	335,071,287
Health Care	296,701,030	32,907,221	—	329,608,251
Industrials	296,432,463	—	—	296,432,463
Information Technology	176,714,540	—	—	176,714,540
Materials	109,119,884	—	—	109,119,884
Real Estate	98,259,911	—	—	98,259,911
Utilities	130,554,442	—	—	130,554,442
Total Common Stocks	$1,914,136,494	$32,907,221**	$ —	$1,947,043,715
Corporate Bonds	$ —	$413,371,848	$0	$ 413,371,848
Exchange-Traded Funds	16,224,349	—	—	16,224,349
Preferred Stocks:
Communication Services	4,016,046	—	—	4,016,046
Financials	17,345,546	840,725	—	18,186,271

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Utilities	$ 15,377,641	$ —	$ —	$ 15,377,641
Total Preferred Stocks	$ 36,739,233	$ 840,725	$ —	$ 37,579,958
Short-Term Investments	$ 7,083,918	$ —	$ —	$ 7,083,918
Total Investments	$1,974,183,994	$447,119,794	$0	$2,421,303,788
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.